Fixed Assets, Net (Details) $ in Thousands			12 Months Ended
	Dec. 23, 2015 USD ($)	Nov. 05, 2014 USD ($) item	Dec. 31, 2015 USD ($) item $ / T	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Fixed assets, net
Gross sale consideration | $				$ 57,700	$ 60,500
Impairment loss | $			$ (2,100)
Number of vessels sold				5	9
Vessels
Fixed assets, net
Number of containerships acquired		2
Impairment loss of vessels held and used | $			$ 39,000	$ 75,800	$ 0
Number of vessels on which impairment loss is recorded			12	8	0
Residual value of the fleet | $			$ 386,400	$ 386,400
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton) | $ / T			300
Federal
Fixed assets, net
Gross sale consideration | $	$ 7,200
Amount received in advance | $			$ 1,400
Amalia C
Fixed assets, net
TEU			2,452
MSC Zebra
Fixed assets, net
TEU			2,602
Dimitris C
Fixed assets, net
TEU			3,430
Marathonas
Fixed assets, net
TEU			4,814
Commodore
Fixed assets, net
TEU			4,651
Duka
Fixed assets, net
TEU			4,651
Mytilini
Fixed assets, net
TEU			4,814
Messologi
Fixed assets, net
TEU			4,814
Performance
Fixed assets, net
TEU			6,402
Priority
Fixed assets, net
TEU			6,402
Performance
Fixed assets, net
Property, plant and equipment acquired | $		$ 36,500
TEU		6,402
Federal
Fixed assets, net
Carrying value | $			$ 8,364
Impairment loss | $			(2,100)
Fair value less cost to sell | $			$ 6,264